Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets

	December 31,
	2018	2017
Deferred tax assets
Operating loss carryforward	$8,291,967	$7,687,141
Temporary differences	280,126	275,807

Total deferred tax assets	8,572,093	7,962,948

Valuation allowance	(8,572,093)	(7,962,948)

Net deferred tax assets	$—	$—

Schedule of reconciliation of tax benefit

	Year ended December 31,
	2018	2017	2016

Loss before tax benefit	$(1,972,558)	$(2,843,905)	$(1,621,400)

Statutory tax rate	23%	24%	25%

Income tax benefit	453,688	682,537	405,350
Effect of:
Losses and timing differences for which valuation allowance was provided, net	(609,145)	(474,700)	(347,128)
Non-deductible expenses and other permanent differences	146,315	(159,580)	(27,055)
Other	9,142	(48,257)	(31,167)

Income tax expense recognized in profit or loss	$—	$—	$—